NET LOSS PER COMMON SHARE (Details 1) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents	10,858,981	8,059,277	10,453,242	9,679,476
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents	2,230,453	1,794,453	1,794,453	1,794,453
Stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents	4,434,267	2,497,763	4,434,267	4,311,166
Restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents	1,031,210	1,041,969	1,061,471	848,765
Convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents	3,163,051	2,725,092	3,163,051	2,725,092